SUBSEQUENT EVENTS (Details) - USD ($)		12 Months Ended
	Mar. 06, 2023	Dec. 31, 2020
Subsequent Event [Line Items]
Ordinary shares sold		$ 110,747
Subsequent Event
Subsequent Event [Line Items]
Ordinary shares sold	$ 70,000,000
Public offering price	$ 0.001
Public float remains	$ 75,000,000